Equity - Other Equity Instruments (Details) € in Millions, £ in Millions, $ in Millions				12 Months Ended
	Mar. 30, 2020 USD ($)	Feb. 13, 2020 GBP (£)	Feb. 11, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				€ 38,880
Premium of tender offer				27			€ 28
Telefónica Europe, B.V.
Equity Instruments [Roll Forward]
Amount repurchased		£ (244)	£ (112)	(232)		£ (128)
Fixed interest rate
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				24,393
Retained earnings
Equity Instruments [Roll Forward]
Payments on undated deeply subordinated securities				(335)			(256)	€ (392)
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				0
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 500			0
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.502%
Exercisable from issuer in 2027 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 500
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 500			500
Exercisable from issuer in 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.875%
Exercisable from issuer in 2025 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,300
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,300			1,300
Exercisable from issuer in 2025 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				4.375%
Term debt | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 8,243
Carrying value of deeply subordinated securities, ending balance				7,550			8,243
Exercisable from issuer in 2023 & Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance				500
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				1,250
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,250			1,250
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.00%
Exercisable From Issuer In 2026, Issued 03/22/18 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable From Issuer In 2026, Issued 03/22/18 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.875%
Exercisable from issuer in 2023 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable from issuer in 2023 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				2.625%
Exercisable from issuer in 2022 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable from issuer in 2022 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				3.75%
Exercisable From Issuer In 2020, Issued 09/15/16 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 452
Tender Offer				0
Amount repurchased				0
Redemption				(452)
Carrying value of deeply subordinated securities, ending balance				€ 0			452
Exercisable From Issuer In 2020, Issued 09/15/16 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				8.50%
Exercisable From Issuer In 2020, Issued 03/25/14 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 244
Tender Offer
Amount repurchased
Redemption				(244)
Carrying value of deeply subordinated securities, ending balance				€ 0			244
Exercisable From Issuer In 2020, Issued 03/25/14 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.00%
Exercisable From Issuer In 2024 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 1,000
Tender Offer				0
Amount repurchased				0
Redemption				0
Carrying value of deeply subordinated securities, ending balance				€ 1,000			1,000
Exercisable From Issuer In 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				5.875%
Exercisable From Issuer In 2020, Issued 11/26/13 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 205
Tender Offer				205
Amount repurchased				(153)
Redemption				(52)
Carrying value of deeply subordinated securities, ending balance				€ 0		£ 172	205
Exercisable From Issuer In 2020, Issued 11/26/13 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				6.75%
Exercisable From Issuer In 2021 | Gross carrying amount
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, beginning balance				€ 292
Tender Offer				292
Amount repurchased				(232)
Redemption				(60)
Carrying value of deeply subordinated securities, ending balance				€ 0			€ 292
Exercisable From Issuer In 2021 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Annual Fix				7.625%
Issued by separate lender | Colombia Telecomunicaciones, S.A., ESP
Equity Instruments [Roll Forward]
Amount repurchased | $	$ (500)
Issued by separate lender | Gross carrying amount | Colombia Telecomunicaciones, S.A., ESP
Equity Instruments [Roll Forward]
Carrying value of deeply subordinated securities, ending balance | $					$ 500